SHORT-TERM AND LONG-TERM LOANS	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
SHORT-TERM AND LONG-TERM LOANS
12.	SHORT-TERM AND LONG-TERM LOANS

Short-term and long-term loans consisted of the following:

	As of December 31,
	2017	2018
	US$	US$

Short-term loans	236,985	297,811

Long-term loans	114,109	123,215

Short-term loans as of December 31, 2017 and 2018 represents US$ denominated bank borrowings of US$190,000 and US$190,000, respectively obtained from financial institutions in the United States and the current-portion of long-term loans of US$46,985 and US$107,811, respectively. The short-term loan of US$190,000 are repayable on demand and bear interest rates of three month London Interbank Offered Rate (“LIBOR”) plus 1.25% (2017: 3-month LIBOR plus 1.25%).
The short-term bank borrowings were secured by RMB denominated bank deposits placed with financial institutions in the PRC of US$223,002 and US$245,474 as of December 31, 2017 and 2018, respectively, and were classified as restricted cash, current on the consolidated balance sheets. The weighted average interest rate for the short-term borrowings for the years ended December 31, 2017 and 2018 was approximately 2.32% and 3.64%, respectively.

The long-term loan of US$26,808 as of December 31, 2017 represents US$ denominated bank borrowing obtained from financial institutions in China. The long-term loan is repayable on demand and bear interest rates of three month LIBOR plus 2.8%. The bank borrowing was secured by RMB denominated bank deposits placed with financial institutions in the PRC of US$32,139 as of December 31, 2017, and was classified as “restricted cash, non-current” on the consolidated balance sheets. US$26,808 of the bank loan was re-classified to short term loans because it was repayable within twelve months. The bank deposits placed with financial institutions in the PRC to secure the loan were re-classified as “restricted cash, current”.

The long-term loan of US$31,353 as of December 31, 2018 represents US$ denominated bank borrowing obtained from financial institutions in the United States. The long-term loan is repayable by installments from October 6, 2017 to November 11, 2027 and bears interest rate of 4.1% for the first 3 years; thereafter the interest rate will be floating at Industrial and Commercial Bank of China (USA) NA Prime plus 1.0%
. US$3,218 of the bank loan was re-classified to short term loans because it was repayable within twelve months. The loan is secured by land and building in the United States with carrying value of US$43,230 as of December 31, 2018. Certain bank account was funded from the loan proceeds and was restricted for use to pay for the tenant improvements of the collateral property and the loan payments. As of December 31, 2018, the balance of the account of US
$5,989 was classified as
restricted cash (non-current) on the consolidated balance sheets.

The long-term loans of US$83,771 and US$70,640 as of December 31, 2017 and 2018 represent RMB denominated bank borrowings from financial institutions in China for the purchase of buildings in Beijing, PRC. The long-term loans are repayable by installments from September 23, 2016 to September 22, 2026 and bear interest rate of 4.9%. As of December 31, 2018, US$70,640 of the bank loans were classified as short term loans because the Company did not meet certain loan covenants. Even though the Company obtained a waiver from the lender indicating that the lender permanently gave up its right to demand payment as a result of the violation as of December 31, 2018, the loan was classified as current because without the waiver, the Company would be in default at the December 31, 2018 balance sheet date and it is probable that the Company will be unable to comply with all provisions of the debt agreement for a period of one year from the balance sheet date. The loans were secured by building in the PRC with carrying value of US$214,798 as of December 31, 2018. As of December 31, 2017, US$43,333 of the bank loans were re-classified to short term loans because i) US$31,904 was repayable on demand as the Company did not meet certain loan covenants, and ii) US$11,429 was repayable within twelve months.
The loans were secured by building and construction in progress in the PRC with carrying value of US$237,055 as of December 31, 2017.

The long-term loan of US$19,644 as of December 31, 2018 represents RMB denominated bank borrowings from financial institutions in China for the purchase of buildings in Wuhan, PRC. The long-term loan is repayable by installments from March 21, 2017 to March 21, 2027 and bears interest rate of 4.9%. US$2,381 of the bank loan was re-classified to short term loans because it was repayable within twelve months. The loan was secured by accounts receivable with carrying amount of US$2,988 and
building in the PRC with carrying value of US$45,398 as of December 31, 2018.

The long-term loan of US$45,315 as of December 31, 2018 represents RMB denominated bank borrowings from financial institutions in China for the purchase of buildings in Chongqing, PRC. The long-term loan is repayable by installments from August 2, 2018 to August 1, 2028 and bears interest rate of 6.86%. US$4,764 of the bank loan was re-classified to short term loans because it was repayable within twelve months. The loan was secured by buildings in the PRC with carrying value of US$94,077 as of December 31, 2018.

The long-term loan of US$37,266 as of December 31, 2018 represents US$ denominated bank borrowing obtained from financial institutions in Taiwan. The principal of the long-term loan, in the amount of US$40,000, is repayable by 10% on October 23, 2020 and by 90% on October 23, 2021. The loan bears an annual interest rate of 2.35% plus LIBOR of three months. US$2,820 was paid to the bank as service charges and accounted for as reduction of the long-term loan. The loan was secured by building in the United States with carrying value of US$9,235. Certain bank account was restricted for use to pay for interest payments. As of December 31, 2018, the balance of the account of US$1,001 was classified as restricted cash (non-current) on the consolidated balance sheets. The Company met certain covenants in the loan agreement.